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                        CAUSEWAY INTERNATIONAL VALUE FUND

                       SUPPLEMENT DATED FEBRUARY 22, 2005
                                TO THE PROSPECTUS
                             DATED JANUARY 28, 2005

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
         BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN
                        CONJUNCTION WITH THE PROSPECTUS.

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On January 31, 2005, the Board of Trustees of the Causeway International Value
Fund (the "Fund") unanimously approved the closing of the Fund to certain investors. The Fund will close to certain investors as of the close of trading of the New York Stock Exchange on February 28, 2005. After February 28, 2005, you may continue to purchase shares of the Fund if:

      - You are an existing shareholder of the Fund (either directly or through a financial intermediary) as of February 28, 2005;

      - You are a customer of an investment adviser who has clients invested in the Fund as of February 28, 2005;

      - You are a customer of a broker-dealer who has a selling agreement that has been executed or is under negotiation with the Fund as of February 28, 2005;

      - You are a participant in a defined contribution retirement plan (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plan, or 457 plan that invests through existing accounts in the Fund as of February 28, 2005 or through a financial intermediary who has an agreement that has been executed or is under negotiation with the Fund as of February 28, 2005 (IRA transfers and rollovers from these plans can be used to open new accounts); or

      - You are a current trustee or officer of the Fund, or an employee of the Fund's investment adviser or a member of the immediate family of any of these persons.

      The Fund reserves the right to re-open to new investors or to modify the extent to which future sales of Fund shares are limited. You may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CCM-SK-003-0100